USAA ETF TRUST

SUPPLEMENT DATED MAY 2, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 21, 2018

	Ticker	Stock Exchange
USAA Core Intermediate-Term Bond ETF	UITB	NYSE Arca, Inc.
USAA Core Short-Term Bond ETF	USTB	NYSE Arca, Inc.
USAA MSCI USA Value Momentum Blend Index ETF	ULVM	NYSE Arca, Inc.
USAA MSCI USA Small Cap Value Momentum Blend Index ETF	USVM	NYSE Arca, Inc.
USAA MSCI International Value Momentum Blend Index ETF	UIVM	NYSE Arca, Inc.
USAA MSCI Emerging Markets Value Momentum Blend Index ETF	UEVM	NYSE Arca, Inc.

This Supplement updates certain information contained in the above-referenced Statement of Information (SAI).

Effective immediately, all references to Mr. Jon K. Hadfield and Ms. Seba P. Kurian hereby are removed. The following disclosure under "Trustees and Officers of the Trust" section found on pages 47-48 hereby is removed and replaced with the following:

Trustees and officers of the Trust who are employees of the Manager or affiliated companies are considered "interested persons" under the 1940 Act.

Total
Name,		Term of		Number of
Address*	Position(s)	Office and		USAA Funds	Other
and Date of	Held with	Length of	Principal Occupation(s) Held	Overseen by	Directorships
Birth	Fund	Time Served	During the Past Five Years	Officer	Held
Interested Trustee
Daniel S.	Trustee,	June 2017	Trustee, President, and Vice	Two	None
McNamara	President		Chairman, USAA Mutual Funds Trust	registered
(June 1966)	and Vice		(01/12"present); President of	investment
	Chairman		Financial Advice & Solutions Group	companies
			(FASG), USAA (02/13"present);	offering 53
			Director of USAA Asset Management	individual
			Company (AMCO), (08/11"present);	funds
Director of USAA Investment
Management Company (IMCO)
(09/09"present); President, IMCO
(09/09"04/14); President, AMCO
(08/11"4/13); President and Director
of USAA Shareholder Account
Services (SAS) (10/09"present);
Senior Vice President of USAA
Financial Planning Services
Insurance Agency, Inc. (FPS) (04/11"
present); Director of FPS (12/13"

present); President and Director of USAA Investment Corporation (ICORP) (03/10"present); Director of USAA Financial Advisors, Inc. (FAI) (12/13"present). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

Interested Officers
John C.	Vice	June 2017	Vice President, USAA Mutual Funds	Two	None
Spear (May	President		Trust (12/16"present); Senior Vice	registered
1964)			President and Chief Investment	investment
			Officer, USAA Investments, (03/17"	companies
			present); Vice President and Chief	offering 53
			Investment Officer, USAA	individual
			Investments, (11/16"03/17); Vice	funds
President, Long Term Fixed Income
(05/12–11/16).
John P.	Vice	June 2017	Vice President, USAA Mutual Funds	Two	None
Toohey	President		Trust (06/0"present); Head of	registered
(March			Equities, Equity Investments, AMCO	investment
1968)			(01/12"present).	companies
offering 53
individual
funds
Kristen	Secretary	April 2019	Secretary, USAA Mutual Funds Trust	Two	None
Millan			(1/19"present); Senior Attorney,	registered
(April 1983)			FASG General Counsel, USAA (9/17"	investment
			present); Attorney, FASG General	companies
			Counsel, USAA (6/13"9/17);	offering 53
			Associate, Dechert LLP (10/10"	individual
			05/13). Ms. Millan also serves as	funds
Assistant Secretary of AMCO, ICORP
and SAS.
James K. De	Treasurer	March 2018	Treasurer, USAA Mutual Funds Trust	Two	None
Vries (April			(03/18"present); Executive Director,	registered
1969)			Investment and Financial	investment
			Administration, USAA (04/12"	companies
			present).	offering 53
individual
funds
Carol D.	Assistant	September	Assistant Treasurer, USAA Mutual	Two	None
Trevino	Treasurer	2018	Funds Trust (09/18"present);	registered
(October			Accounting/ Financial Director,	investment
1965)			USAA (12/13"present); Senior	companies
offering 53

			Accounting Analyst, USAA (03/11"	individual
			12/13).	funds
Stephanie	Chief	June 2017	Chief Compliance Officer, USAA	Two	None
A. Higby	Compliance		Mutual Funds Trust (02/13"present);	registered
(July 1974)	Officer		Assistant Vice President,	investment
			Compliance"Investments, USAA	companies
			(2/18"present); Assistant Vice	offering 53
			President, Compliance Mutual	individual
			Funds, USAA (12/16–1/18);	funds
Executive Director, Institutional
Asset Management Compliance,
USAA (04/13"12/16); Director of
Compliance, Institutional Asset
Management Compliance, USAA
(03/12"04/13). Ms. Higby also serves
as the Funds' anti"money laundering
compliance officer and as the Chief
Compliance Officer for AMCO,
IMCO, and FPS.

*The address of the Interested Trustee and each officer is USAA Asset Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

99397-0519